Stockholders' equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Stockholders' equity
(26)	Stockholders’ equity-

(a)	Structure of capital stock-
As of December 31, 2022, the Company´s outstanding capital stock was represented by 136,423,959 ordinary shares, nominative, with no par value, out of which 5,000 shares represented the fixed portion and 136,418,959 shares represented the variable portion.
On July 14, 2023 the Company acquired, via an irrevocable management trust (the “Delisting Trust”), 243,352 shares at a purchase price per share of Ps.184.78 pesos ($2,319 in total). Said acquisition resulted in a neutral effect, since (i) such 243,352 shares acquired by the Delisting Trust were transferred to the Company and subsequently placed as treasury shares and (ii) an equivalent number of 243,352 shares were immediately subscribed and paid by a separate Mexican Trust managing the stock compensation plan of the Company, resulting in such 243,352 newly subscribed and paid shares being added into such Trust.
On December 13, 2023, the Shareholders of the Company resolved in favor of
(i)
 carrying out a capital stock decrease, without canceling shares, in favor of the shareholders for an amount of $2.00 dollars per share representing the Company’s share capital ($272,848 in total); and (ii) not cancelling the 13,642,396 treasury shares and to use them – in addition to support a Management Incentive Program (“MIP”) – in a potential primary offering of shares.

For the year 2023, 425,791 shares were assigned to certain key management personnel (including 80,289 to certain Board members) equivalent to $4,057.
On July 25, 2024, the Shareholders of the Company resolved in favor of carrying out a capital stock decrease, without canceling shares, in favor of the shareholders for an amount of $3.00 dollars per share representing the Company’s share capital ($409,272 in total).
On July 26, 2024, the Mexican Securities Regulator (
“Comisión Nacional Bancaria y de Valores” or
“CNBV”) authorized the registration of the Company’s shares in the National Securities Registry (
“Registro Nacional de Valores”
or “RNV”). As such, the transformation of the Company into a S.A.B. de C.V. or publicly traded corporation is effective since July 26, 2024.
On November 11, 2024, the Shareholders of the Company resolved in favor of carrying out a capital stock decrease, without canceling shares, in favor of the shareholders for an amount of $3.00 dollars per share representing the Company’s share capital ($409,272 in total).
For the year 2024, 1,784,422 shares were assigned to certain key management personnel (including 38,856 to certain Board members) equivalent to $17,660.
As of December 31, 2024 and 2023, the Company´s outstanding capital stock was represented by 136,423,959 ordinary shares, nominative, with no par value, out of which 5,000 shares represented the fixed portion and 136,418,959 shares represented the variable portion.
On August 25, 2025, the Shareholders of the Company approved a
1-to-10
stock split of the Company’s authorized, issued and outstanding common shares. Following the split, the common shares remain registered, nominative and with no par value. Accordingly, the number of the authorized common shares increased from 150,066,355 (out of which 13,642,396 were treasury shares) to 1,500,663,550 (out of which 136,423,960 are treasury shares), and the numbers of the issued and outstanding and treasury common shares were each adjusted accordingly at a
1-to-10
ratio. The capital stock split did not affect the Shareholders’ proportional ownership or corporate rights.
On October 9, 2025, the Company´s Shareholders approved, at a dully convened shareholders’ meeting, the payment for a capital stock decrease, without canceling shares, of $0.15 dollars per share, representing an aggregate amount of $204.6 million, subject to certain conditions. On November 5, 2025, such conditions were satisfied, so the capital stock decrease was paid on November 6, 2025, prior to the closing of Grupo Aeroméxico’s public offering as described below.

On November 5, 2025, Grupo Aeroméxico announced the pricing of its global offering of 11,727,325 American Depositary Shares (“ADS”) at a price of $19.00 dollars per each ADS in the United States (the “International Offering”) and 27,463,590 common shares at a price of Ps.35.34 pesos per common share in Mexico (the “Mexican Offering”, and together with the International Offering, the “Global Offering”). Each ADS represents 10 common shares of Grupo Aeroméxico.
The ADS began trading on the New York Stock Exchange (“NYSE”) and the common shares on the Bolsa Mexicana de Valores (“BMV”) on November 6, 2025, under the ticker symbol “AERO”. The Global Offering closed on November 7, 2025.
The Global Offering consists of (i) a primary offering of 7,394,409 ADS in the United States and 7,000,000 common shares in Mexico, and (ii) a secondary offering of 4,332,916 ADS in the United States and 20,463,590 common shares in Mexico, by certain shareholders of Grupo Aeroméxico (the “Selling Shareholders”). The underwriters were granted a
30-day
option to purchase up to an additional 2,171,050 ADS from the Selling Shareholders. No over-allotment option was granted in connection with the Mexican Offering. Delta, a current shareholder and Grupo Aeroméxico’s long-term strategic business partner, did not participate in the Global Offering and entered into a four-year lock-up
agreement.
In addition to the Global Offering, the Company announced a concurrent private placement of approximately $25 million in common shares at a price of $1.805 dollars per common share to PAR Investment Partners, L.P. (the “Concurrent Private Placement”). The sale of the common shares in the Concurrent Private Placement will not be registered under the Securities Act of 1933, as amended (the “Securities Act”), and will be made in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act. The Concurrent Private Placement closed on November 7, 2025.
The gross proceeds of the primary component of the Global Offering and the Concurrent Private Placement were approximately $178.8 million, before deducting discounts and commissions of underwriters of the International Offering and the Mexican Offering. Grupo Aeroméxico intends to use a portion of the net proceeds from the primary component of the Global Offering and the Concurrent Private Placement for general corporate purposes, including payments in connection with the expansion of its fleet, investments in customer experience infrastructure, and fleet maintenance obligations.

The ADS have not been and will not be registered with the RNV maintained by the CNBV. The common shares underlying the ADS have been registered with the RNV and will be listed on the BMV. Registration of the common shares with the RNV does not imply any certification as to the investment quality of such shares, our solvency, liquidity or credit quality, or the accuracy or completeness of the information contained in the prospectus and does not ratify or validate any actions or omissions, if any, undertaken in contravention of applicable law.
For the year ended December 31, 2025, 1,790,665 shares (prior to the split) were assigned to certain key management personnel (including 33,875 to certain Board members) equivalent to $17,137.
As of December 31, 2025, the outstanding capital stock of the Company is represented by 1,459,034,090 ordinary shares, nominative, with no par value, out of which 5,000 shares represented the fixed portion and 1,459,029,090 shares represented the variable portion.

(b)	Restrictions on stockholders’ equity-
Five percent
of net income of the year must be appropriated to the statutory reserve, until it reaches one-fifth
of capital stock. As of December 31, 2025, the statutory reserve for $24,750 has not reached the required amount.
Stockholders contributions restated as provided for by the tax law, may be refunded to stockholders tax-free,
to the extent that such contributions equal or exceed stockholders’ equity.
Retained earnings and other stockholders’ equity accounts, on which no income taxes have been paid, are subject to income taxes in the event of distribution, at the rate of 30%, payable by the Company; consequently, the stockholders may only receive 70% of such amounts.

(c)	Capital management-
From time to time the Group purchased its own shares on the market; the timing of these purchases depended on market prices (see Note 3(c) last paragraph). Buy and sell decisions were made on a specific transaction basis and the Group did not have a defined share buy-back
plan.

(d)	Retained earnings-
For the year ended December 31, 2025, Grupo Aeroméxico has an equity deficit of $1,943,848 (net of statutory reserve), meaning it has lost over two-thirds
of its equity capital and, in accordance with Mexican law this may be cause for its dissolution, at the legal request of any interested party with outstanding claims.